Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Company's Financial Assets Measured on Recurring Basis
The following tables summarize the estimated fair value of the Company’s financial assets measured on a recurring basis as of the dates indicated (in thousands):

September 30, 2020	Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds—classified as cash equivalents	Level 1	$24,503	$—	$—	$24,503

December 31, 2019	Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$3,495	$—	$—	$3,495
U.S. Treasury securities	Level 1	1,594	1	—	1,595
Repurchase agreements	Level 2	5,000	—	—	5,000
U.S. corporate debt obligations	Level 2	5,155	—	—	5,155
U.S. commercial paper	Level 2	11,412	—	—	11,412

Total available-for-sale securities		26,656	1	—	26,657

Less amounts classified as cash equivalents		(10,293)	—	—	(10,293)

Amounts classified as marketable securities		$16,363	$1	$—	$16,364

The following tables summarize the estimated fair value of the Company’s financial assets measured on a recurring basis as of the dates indicated, which were comprised solely of available-for-sale
marketable securities with remaining contractual maturities of one year or less (in thousands):

December 31, 2019	Valuation Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$3,495	$—	$—	$3,495
U.S. Treasury securities	Level 1	1,594	1	—	1,595
Repurchase agreements	Level 2	5,000	—	—	5,000
U.S. corporate debt obligations	Level 2	5,155	—	—	5,155
U.S. commercial paper	Level 2	11,412	—	—	11,412

Total available-for-sale securities		26,656	1	—	26,657

Less amounts classified as cash equivalents		(10,293)	—	—	(10,293)

Amounts classified as marketable securities		$16,363	$1	$—	$16,364

December 31, 2018	Valuation Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$10,845	$—	$—	$10,845

Total available-for-sale securities		10,845	—	—	10,845

Less amounts classified as cash equivalents		(10,845)	—	—	(10,845)

Amounts classified as marketable securities		$—	$—	$—	$—